Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37425
Entity Tax Identification Number	47-3494862
Entity Address, Address Line One	2801 N Central Expressway
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
Local Phone Number	686-6500
City Area Code	972
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WING
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001636222
Amendment Flag	false
Registrant Name	WINGSTOP INC.